Securities - Schedule of Cash Investments (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Bottom of range [member] | Financial Notes-Banks [member]
Disclosure of investment securities [Line Items]
Investment rate remunerated at percentage of rate for interbank deposits	102.01%	104.25%
Bottom of range [member] | Debentures [member]
Disclosure of investment securities [Line Items]
Investment rate remunerated at percentage of rate for interbank deposits	104.25%	104.25%
Top of range [member] | Financial Notes-Banks [member]
Disclosure of investment securities [Line Items]
Investment rate remunerated at percentage of rate for interbank deposits	112.00%	112.70%
Top of range [member] | Debentures [member]
Disclosure of investment securities [Line Items]
Investment rate remunerated at percentage of rate for interbank deposits	161.54%	113.00%
Bank certificates of deposit [member] | Bottom of range [member] | Fixed And Floating Interest Rate [member]
Disclosure of investment securities [Line Items]
Investment rate remunerated at percentage of rate for interbank deposits	100.25%	98.50%
Bank certificates of deposit [member] | Top of range [member] | Fixed And Floating Interest Rate [member]
Disclosure of investment securities [Line Items]
Investment rate remunerated at percentage of rate for interbank deposits	105.25%	111.00%